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                       METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

        GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES

                                (METFLEX GVUL C)
                                (METFLEX GVUL D)

                    Supplement dated January 26, 2011 to the

                          Prospectus dated May 1, 2010

The following sentence, which appears in the TRANSFERS section of the prospectus, is hereby removed: "We are not currently enforcing these restrictions on transfers from the Fixed Account but reserve our right to do so in the future."